Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,156,000.00
Total Fee Amount	850.14
Total Offset Amount	0.00
Net Fee	$ 850.14
Offering Table N/A
Offset Table N/A	N/A